RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due from Related Parties) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties, current	$ 18,188,948	$ 88,047,478
Amounts due from related parties, Non-current	71,964,325	0
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	10,562,498	75,713,936
Amounts due from related parties, Non-current	66,137,486	0
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	7,626,450	12,333,542
Amounts due from related parties, Non-current	$ 5,826,839	$ 0